Note 7 - Restructuring and Other Non-recurring Costs (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
	Year Ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Corporate restructuring – workforce reduction	163	-	102	734
Corporate restructuring – litigation provision	1,104	-	-	-
Corporate restructuring – professional fees	1,031	518	1,776	566
Project review and investigation costs	1,112	7	139	573
Total	3,410	525	2,017	1,873